Investments - (Equity Method Investments Narrative) (Details)	Dec. 31, 2024
Minimum
Schedule of Equity Method Investments [Line Items]
Equity method investments, ownership percentage	6.00%
Maximum
Schedule of Equity Method Investments [Line Items]
Equity method investments, ownership percentage	49.00%
LIONS GATE ENTERTAINMENT CORP [Member] | Minimum
Schedule of Equity Method Investments [Line Items]
Equity method investments, ownership percentage	6.00%